Acquisitions and Acquisition-Related Items (Details) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended		3 Months Ended	1 Months Ended	3 Months Ended		1 Months Ended		1 Months Ended	3 Months Ended
	Apr. 29, 2011 USD ($)	Apr. 30, 2010 USD ($)	Apr. 24, 2009 USD ($)	Feb. 25, 2011 Jolife [Member] USD ($)	Jan. 13, 2011 Ardian Inc [Member] USD ($)	Nov. 16, 2010 Osteotech [Member] USD ($)	Aug. 12, 2010 ATS Medical [Member] USD ($)	Jun. 30, 2010 Axon Surgical [Member] USD ($)	Apr. 29, 2011 NeuroPace [Member] USD ($)	Apr. 30, 2010 Invatec [Member] USD ($)	Apr. 30, 2010 Invatec [Member] USD ($)	Sep. 14, 2010 Cardio Vascular Acquiree [Member] USD ($)	Aug. 31, 2009 Coronary Japan [Member] USD ($)	Feb. 28, 2010 Arbor Surgical Technologies [Member] USD ($)	Apr. 30, 2009 Core Valve [Member] USD ($)	Feb. 28, 2009 Ablation Frontiers [Member] USD ($)	Nov. 30, 2008 CryoCath Technologies [Member] USD ($)	Nov. 30, 2008 CryoCath Technologies [Member] CAD	Jul. 31, 2008 Restore Medical [Member]	Jul. 31, 2008 Restore Medical [Member] USD ($)	Feb. 28, 2009 Ventor [Member] USD ($)	Apr. 24, 2009 Spine And Diabetes I P [Member] USD ($)
Business Acquisition [Line Items]
Purchased in Process Research and Development Charges	$ 44	$ 11	$ 621						$ 15		$ 12	$ 15		$ 11							$ 307	$ 22
Noncontrolling Interest, Ownership Percentage by Parent					11.30%
Business Acquisition, Effective Date of Acquisition				2011-02-25	2011-01-13	2010-11-16	2010-08-12	2010-06-02		2010-04		2010-09-14	2009-08	2010-02	2009-04	2009-02	2008-11		2008-07		2009-02
Finite-Lived Intangible Assets, Useful Life (in years)	from three to 20 years			10 years	12 years	nine years	11 years	10 years		12 years			five years		12 years	11 years	11 years		10 years
Gain on Previously Held Investment					85
Acquisition-related items	14	23	621		10	21	24
Purchase Accounting Liabilities															39
Business Acquisition, Purchase Price Allocation
Current assets					12	34	51			77	77				20	7	24
Property, plant and equipment					1	21	7			32	32				7	1	2
IPR&D					191	1	6			114	114				123	97	72
Other intangible assets				46	55	46	101	41		228	228		29		291	63	57			17
Goodwill				18	807	19	209	16		161	161				424	107	184			5
Inventory						41
Other long-term assets						3				1	1
Long-term deferred tax assets							34										61
Total assets acquired					1,066	165	408			613	613				865	275	400
Current liabilities					10	19	14			46	46				65	19	30
Other long-term liabilities						15
Long-term deferred tax liabilities					36	8				99	99				100	21	15
Total liabilities assumed					46	42	14			145	145				165	40	45
Net assets acquired					1,020	123	394			468	468				700	235	355
Business Acquisition, Purchase Price Allocation, Notes Payable and Long-term Debt							30
Business Acquisition, Purchase Price Allocation, Tangible Assets						57	78	5												8
Business Acquisition, Purchase Price Allocation, Net Tangible Liabilities				11	33
Business Acquisition, Contingent Consideration
Business Acquisition, Contingent Consideration, Potential Cash Payment	240						10			150	150	10
Business Acquisition, Contingent Consideration, Potential Cash Payment Revenue Milestone										75	75
Business Acquisition, Contingent Consideration, Potential Cash Payment Product Development Milestone										75	75
Business Acquisition, Contingent Consideration, at Fair Value	335	118			212					118	118	6
Business Acquisition, Cost of Acquired Entity
Business Acquisition, Cost of Acquired Entity, Cash Paid					717					350	350	15			700	225
Business Acquisition, Cost of Acquired Entity, Purchase Price				53	1,020	123	394	62
Acquisition, Purchase Price Per Share						$ 6.50	$ 4.00											8.75		$ 1.60
Estimated Total Costs to Complete IPRD					50										80	3	3
Acquisition, Total Value of Transaction										468	468	21				235
Acquisition, Net Value of Transaction																	$ 352			$ 29	$ 308